STOCKHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 - STOCKHOLDERS’ EQUITY

Preferred Stock

As of March 31, 2024 and March 31, 2023, the Company had 200,000,000 shares of preferred stock authorized with a par value of $0.0001, respectively. Of this amount, 5,000,000 shares of Series A Preferred Stock are authorized and outstanding, 5,000 shares Series B Preferred Stock are authorized and no shares outstanding; 5,000 shares Series D Preferred Stock are authorized with none outstanding; 10,000 shares Series E Preferred Stock are authorized with 1,656 and 1,670 outstanding, respectively; 750,000 shares Series F Redeemable Convertible Preferred stock are authorized with 750,000 shares outstanding, and 10,000 shares of Series G preferred stock are authorized with 445 outstanding, respectively.

Series E Preferred Stock

On April 14, 2021, the Board authorized the issuance of 10,000 shares of the Company’s Series E Preferred Stock and has filed a Certificate of Designation (“COD”) of Preferences of the Series E Convertible Preferred Stock with the State of Nevada. The shares of Series E Preferred Stock have a stated value of $1,200 per share and are convertible into shares of common stock at the election of the holder of the Series E Preferred Stock at any time at a price of $0.35 per share, subject to adjustment (the “Conversion Price”). The Series E Preferred Stock is convertible into that number of shares of common stock determined by dividing the Series E Stated Value (plus any and all other amounts which may be owing in connection therewith) by the Conversion Price, subject to certain beneficial ownership limitations. Each holder of Series E Preferred Stock shall be entitled to receive, with respect to each share of Series E Preferred Stock then outstanding and held by such holder, dividends at the rate of twelve percent (12%) per annum, payable quarterly. Each share of Series E Preferred Stock shall be redeemed by the Company on the date that is no later than one calendar year from the date of its issuance. The Series E Preferred Stock are also redeemable at the Company’s option, at percentages ranging from 115% to 125% for the first 180 days, based on the passage of time. The holders of Series E Preferred Stock rank senior to the Common Stock and Common Stock Equivalents (as defined in the Series E Designation) with respect to payment of dividends and rights upon liquidation and will vote together with the holders of the Common Stock on an as-converted basis, subject to beneficial ownership limitations, on each matter submitted to a vote of holders of Common Stock (whether at a meeting of shareholders or by written consent). Based upon a subsequent financing, the holder has the option to exchange (in lieu of conversion), all or some of the shares of Series E Preferred Stock then held for any securities or units issued in a subsequent financing on a $1.00 for $1.00 basis. In the event of a Fundamental Transaction, the holder has the option to request that the Company or the successor entity shall purchase the Preferred Stock from the Holder on the date of such request by paying to the Holder cash in an amount equal to the Black Scholes value. Upon any triggering event as set forth in the COD, including a change in control or the Company shall fail to have available a sufficient number of authorized and unreserved shares of common stock to issue to such holder upon a conversion, each holder shall have the right, exercisable at the sole option of such holder, to require the Company to redeem all of the Series E Preferred Stock then held by such holder for a redemption price, in cash, equal to the Triggering Redemption Amount (150% of the Stated Value and all accrued but unpaid dividends and all liquidated damages, late fees and other costs), and increase the dividend rate on all of the outstanding Preferred Stock held by such Holder to 18% per annum thereafter. Upon any liquidation, dissolution or winding-up of the Company, the holders shall be entitled to receive out of the assets of the Company an amount equal to the stated value, plus any accrued and unpaid dividends and any other fees or liquidated damages then due and owing for each share of Preferred Stock, before any distribution or payment shall be made to the holders of any Junior Securities, and if the assets of the Corporation shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders shall be ratably distributed among the holders in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

On November 22, 2021, the Company entered into a securities purchase agreement (“SPA”) for 1,500 shares of the Company’s Series E Preferred Stock, at a price of $1,000 per share and (ii) a warrant to purchase up to 1,500,000 shares of the Company’s common stock, with an exercise price equal to $0.75, which expires in five years, for a purchase price of $1,500,000. The warrant had a fair value of $561,000, estimated using the Black Scholes Model, with the following inputs: the price of the Company’s common stock of $0.38; a risk-free interest rate of 1.33%, the expected volatility of the Company’s common stock of 209.9%; the estimated remaining term, a dividend rate of 0%. The Company also issued 267,429 warrants as placement agent fees, with a fair value of $101,000, estimated with the same assumptions. All of the warrants were classified as a liability, as it is not known if there will be sufficient authorized shares to be issued upon settlement. The Company accreted the carrying value, reflecting the discount of $300,000 between the stated value and purchase price and the fair value of the warrants issued of $662,000, of the Series E Preferred Stock in temporary equity up to the redemption value over the period until its redemption which was fully accreted as of March 31, 2023.

On April 14, 2021, the Company, entered into a share exchange agreement (the “Exchange Agreement”) with a holder of the Series D Preferred Stock, whereby, at the closing of the Offering, the Holder agreed to exchange an aggregate of 3,600 shares of the Company’s Series D Preferred Stock, par value $0.0001 per share into 3,739.63 shares of the Company’s Series E Convertible Preferred stock, par value $0.0001 (the “Series E Preferred Stock”). The exchange was completed on April 15, 2021.

On June 16, 2022, one of the holders of the Series E Convertible Preferred Stock chose to exercise their right, pursuant to the Certificate of Designation relating to the Series E Convertible Preferred Stock, to receive the rights extended to the convertible noteholder, of 90% multiplied by the average of the two lowest volume weighted average price per share of the Common Stock during the ten (10) trading days immediately preceding the date of conversion. As the exercise of the conversion price adjustment was similar to a down round, and the Company has not yet adopted ASU 2020-06, the accounting treatment of ASU 2017-11 was applied, whereby the adjustment was treated as a contingent beneficial conversion feature recognized as of the triggering date. As of June 16, 2022, this holder held 940 shares of the Series E preferred stock. The Company analyzed the conversion feature under ASC 470-20, “Debt with conversion and other options”, and based on the market price of the common stock of the Company as compared to the conversion price, determined there was a $99,000 beneficial conversion feature to recognize, which was fully amortized as there is no remaining redemption date to their Series E Preferred Stock. The additional rights of the convertible note which were applied include the 10% increase in the outstanding balance if an uplist to a national exchange was not consummated by the Company by March 1, 2022, for an increase of 130 Series E Preferred shares with a stated value of $156,000, as well as an exit fee of 15% to be recognized upon conversions of the Series E Preferred shares into shares of common stock. As of March 31, 2023, 170 shares of Series E Preferred Stock were outstanding to this holder.

During the year ended March 31, 2023, 1,300 shares of Series E Preferred Stock were converted into 14,458,127 shares of common stock. As of March 31, 2023 there were 1,670 shares of Series E Preferred Stock remaining outstanding.

On November 5, 2022, the Company entered a restructuring agreement with the Series E Preferred Stockholders, whereby the Series E Preferred Stock and the warrants outstanding as of the Closing date shall have their terms adjusted. The outstanding warrants shall be a) cancelled in exchange for a cash payment equal to the fair value of the warrants based on the Black Scholes model, with the exercise price to be adjusted to equal 80% of the average volume weighted average price of the Company common stock during the five trading day period immediately prior to the Closing Date (the “Adjusted Exercise Price”); or (b) as of the Effective Time, canceled and treated as if exercised for that number of shares of the Company’s common stock calculated using the Black Scholes model fair value, the number of Warrant Shares on the Closing Date and the Adjusted Exercise Price, with the shares of the Company’s common stock that would have been due to Holder as a result of such exercise of the Warrant treated as if issued to Holder and then converted into the right to receive (i) the Closing Per Share Merger Consideration (as defined in the Merger Agreement) plus (ii) the Additional Per Share Merger Consideration (as defined in the Merger Agreement), if any, at the time and subject to the contingencies set forth in the Merger Agreement. For the Series E Preferred Stock that shall be outstanding immediately prior to the Effective Time, they shall be canceled and treated as if converted into that number of shares of the Company’s common stock equal to (i) the stated value of $1,200 per share plus any unpaid dividends, multiplied by 1.25, divided by (ii) 80% of the average volume weighted average price of the Company’s common stock during the five trading day period immediately prior to the Closing Date. The shares of the Company’s common stock that would have been due to the holder as a result of the conversion of such shares of Series E Convertible Preferred Stock shall be treated as issued to holder and converted, as of the Effective Time, into the right to receive (y) the Closing Per Share Merger Consideration plus (z) the Additional Per Share Merger Consideration, if any, at the time and subject to the contingencies set forth in the Merger Agreement. Due to the termination of the Merger Agreement (Note 13) this restructuring agreement is no longer effective.

On July 24, 2023, the Company entered into a Securities Purchase Agreement for the additional sale of 156 shares of Series E Preferred Stock at a price of $1,000 per share of Preferred Stock, for a total of $156,000. The Series E Preferred Stock will earn a dividend of 12% per annum, for as long as the relevant Preferred Stock has not been redeemed or converted. Dividends are to be paid quarterly, and at the Company’s discretion, in cash or Preferred Stock calculated at the purchase price.

For the year ended March 31, 2024 the accretion for the Series E Preferred Stock was $27,900.

On May 1, 2023, one of the holders converted 600 Series E Preferred Stock into 23,989,570 shares of common stock. The conversion represented their remaining Series E Preferred Stock outstanding as of that date, including the 10% increase, accrued dividends in kind of $516,000 and the 15% Exit Fee of $108,000.

Series G Preferred Stock

On December 1, 2023, the Board authorized the issuance of 10,000 preferred shares to be designated as Series G Preferred Stock (“Series G Preferred Stock”). The Series G Preferred Stock has a par value of $0.0001, a stated value of $1,200 and bear dividends at the rate of 8% per annum, payable quarterly, to be paid in cash or in-kind, at the discretion of the Company. The Series G Preferred Stock will vote together with the common stock on an as-converted basis subject to the beneficial ownership limitations. The Series G Preferred Stock is required to be redeemed by the Company no later than one calendar year from the date of its issuance. The Series G Preferred Stock is also redeemable at the option of the Company at any time after the original issued date, upon 3 business days’ notice, at a premium rate which is (a) 1.15 if all of the Series G Preferred Stock is redeemed within 90 calendar days from the issuance date thereof; (b) 1.2 if all of the Series G Preferred Stock is redeemed after 90 calendar days and within 120 calendar days from the issuance date thereof; (c) 1.25 if all of the Series G PS is redeemed after 120 calendar days and within 180 calendar days from the issuance date thereof. The Company shall be permitted to redeem the Series G Preferred Stock at any time in cash upon 3 business days prior notice to the Holder or the Holder may convert the Series G Preferred Stock within 3 business days period prior to redemption. The Holder shall have the right to either redeem for cash or convert the Series G Preferred Stock into common stock within 3 business days following the consummation of a qualified offering. The conversion price is based on the discounted market price which is the lower of: (i) A fixed price equaling the closing bid price for the common stock on the trading day preceding the execution of the SPA ; or (ii) 100% of the lowest volume weighted average price (“VWAP)” for the common stock during 10 trading days preceding the conversion request, subject to adjustment.

As the redemption feature is mandatorily redeemable within one year of the issuance date, with a substantive conversion option, the Series G Preferred Stock would not fall under liability classification but is to be classified as mezzanine equity.

Series G Preferred Equity Offering

On December 14, 2023, the Company entered into a Securities Purchase Agreement for the sale of 110 shares of Series G Preferred Stock at a price of $1,000 per share of preferred stock, for a total of $110,000. The Purchaser also received an “Equity Incentive”, which was an additional 35 Series G Preferred Stock issued to the Purchaser at the initial closing and deemed to be earned at the time of its issuance. Following the initial closing, the Company and Purchaser shall mutually agree from time to time for the Company to sell and the Purchaser to purchase up to 400 shares of Series G Preferred Stock at a price of $1,000 per share in separate closings . The Series G Preferred Stock will earn a dividend of 8% per annum, for as long as the relevant Preferred Stock has not been redeemed or converted. Dividends are to be paid quarterly, and at the Company’s discretion, in cash or Preferred Stock calculated at the purchase price. On December 19, 2023, the Company received an initial tranche of $110,000 under the SPA, less $13,000 for legal and commission fees. The $77,000 discount will be accreted up to the redemption price over the one-year period until redemption.

On January 24, 2024, the Company received a tranche of $100,000 under the SPA for 100 Series G Preferred Stock with a stated value of $120,000, less $3,000 for legal and commission fees. The $23,000 discount will be accreted up to the redemption price over the one-year period until redemption.

On February 23, 2024, the Company entered into a consulting agreement in which it was required to issue the consultant a retainer fee to be either $180,000 in cash or $200,000 in shares of the Company’s preferred stock. The Company issued 200 of their Series G, with a stated value of $240,000. The $40,000 discount will be accreted up to the redemption price over the one-year period until redemption.

During the year ending March 31, 2024, the accretion for the Series G Preferred Stock was $38,000.

Common Stock

On September 28, 2023, the Company increased their authorized common shares to 1,400,000,000.

GHS 2022 Purchase Agreement

On November 4, 2022, the Company entered into a purchase agreement (the “GHS Purchase Agreement”) with GHS Investments LLC (“GHS”), an accredited investor, pursuant to which, the Company may require GHS to purchase a maximum of up to 64,000,000 shares of the Company’s common stock (“GHS Purchase Shares”) based on a total aggregate purchase price of up to $5,000,000 over a one-year term that ends on November 4, 2023. Notwithstanding the foregoing dollar limitations, the Company and GHS may, from time to time, mutually agree in writing to waive the aforementioned limitations for a relevant Purchase Notice, which waiver, shall not exceed the 4.99% beneficial ownership limitation contained in the GHS 2022 Purchase Agreement. The Company is to control the timing and amount of any sales of GHS Purchase Shares to GHS. The Company intends to use the net proceeds from this offering for working capital and general corporate purposes.

The “Purchase Price” means, with respect to a purchase made pursuant to the GHS Purchase Agreement, 90% of the lowest VWAP during the 10 consecutive business days immediately preceding, but not including, the applicable purchase date. The Company shall deliver a number of GHS Purchase Shares equal to 112.5% of the aggregate purchase amount for such GHS Purchase divided by the Purchase Price per share for such GHS Purchase.

If there are any default events, as set forth in the GHS Purchase Agreement, has occurred and is continuing, the Company shall not deliver to GHS any Purchase Notice.

Further, pursuant to the terms of the GHS Purchase Agreement, from November 4, 2022 until the date that is the later of (i) the closing of the transactions whereby Yotta Merger Sub, Inc. will merge with and into the Company, with the Company as the surviving company (the “Merger”); and (ii) the 12 month anniversary of the first delivery of GHS Purchase Shares, upon any issuance by the Company or any of its subsidiaries of Common Stock or Common Stock equivalents for cash consideration, indebtedness or a combination of units thereof (a “Subsequent Financing”), GHS shall have the right to participate in any financing, up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing (the “Participation Maximum”) on the same terms, conditions and price provided for in the Subsequent Financing. Following the Merger, the Participation Maximum shall be 50% of the Subsequent Financing.

In the year ended March 31, 2024, the Company sold 11,981,706 shares of common stock at a net amount of approximately $376,000, at a share price of $0.03, of the GHS Purchase Agreement.

In the year ended March 31, 2023, the Company sold 52,018,294 shares of common stock at a net amount of approximately $3,076,000, at share prices ranging from $0.04 to $0.10.

$10,000,000 Common Stock Equity Financing

On April 28, 2023, the Company entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement with GHS. Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $10,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the SEC. The Registration Statement was filed on July 20, 2023 and the SEC declared it effective on August 14, 2023.

With the effectiveness of the Registration Statement, the Company now has the discretion to deliver puts to GHS and GHS will be obligated to purchase shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to GHS in each put notice shall not exceed two hundred percent (200%) of the average daily trading dollar volume of the Company’s Common Stock during the ten (10) trading days preceding the put, so long as such amount does not equal less than ten thousand dollars ($10,000) or greater than one million dollars ($1,000,000). Pursuant to the Equity Financing Agreement, GHS and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s Common Stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding Common Stock. The price of each put share shall be equal to eighty percent (80%) of the Market Price (as defined in the Equity Financing Agreement). Following an up-list to the NASDAQ or equivalent national exchange, the price of each put share shall be equal to ninety percent (90%) of the Market Price, subject to a floor price of $1.00 per share. Puts may be delivered by the Company to GHS until the earlier of twenty-four (24) months after the effectiveness of the Registration Statement or the date on which GHS has purchased an aggregate of $10,000,000 worth of Common Stock under the terms of the Equity Financing Agreement.

In the three months ended September 30, 2023, the Company sold 31,808,246 shares of common stock at a net amount of approximately $566,000, at share price of $0.02 related to the Equity Financing Agreement.

In the three months ended December 31, 2023, the Company sold 44,843,442 shares of common stock at a net amount of approximately $459,000, at share prices ranging from $0.01 to $0.02, in relation to the Equity Financing Agreement. Included in this amount, on October 31, 2023, the Company issued GHS 7,868,985 shares of common stock, for no purchase price, as consideration resulting from GHS receiving a phishing email informing them to wire a purchase price to an incorrect bank, resulting in the Company not receiving the wire and for which GHS resent a second wire to the Company’s correct bank.

In the last quarter ending March 31, 2024, the Company sold 100,816,636 shares of common stock at a net amount of approximately $845,000, at share prices of $0.008 through $0.009, in relation to the Equity Financing Agreement.

GHS 2023 Purchase Agreement

On May 9, 2023, the Company entered into a purchase agreement (the “GHS 2023 Purchase Agreement”) with GHS pursuant which the Company may require GHS to purchase a maximum of up to 45,923,929 shares of the Company’s common stock (“GHS 2023 Purchase Shares”) based on a total aggregate purchase price of up to $6,000,000 over a one-year term that ends on May 9, 2024. The Company intends to use the net proceeds from this offering for working capital and general corporate purposes.

The GHS 2023 Purchase Agreement provides that, upon the terms and subject to the conditions and limitations set forth in the agreement, the Company has the right from time to time during the term of the agreement, in its sole discretion, to deliver to GHS a purchase notice (a “Purchase Notice”) directing GHS to purchase (each, a “GHS Purchase”) a specified number of GHS 2023 Purchase Shares. A GHS Purchase will be made in a minimum amount of $10,000 and up to a maximum of $1,500,000 and provided that, the purchase amount for any purchase will not exceed 200% of the average of the daily trading dollar volume of the Company’s common stock during the 10 business days preceding the purchase date. Notwithstanding the foregoing dollar limitations, the Company and GHS may, from time to time, mutually agree (in writing) to waive the aforementioned limitations for a relevant Purchase Notice, which waiver, for the avoidance of doubt, shall not exceed the 4.99% beneficial ownership limitation contained in the GHS Purchase Agreement. The “Purchase Price” means, with respect to a purchase made pursuant to the GHS Purchase Agreement, 90% of the lowest VWAP (as defined in the GHS 2023 Purchase Agreement) during the Valuation Period (the ten (10) consecutive business days immediately preceding, but not including, the applicable purchase date). The Company shall deliver a number of GHS 2023 Purchase Shares equal to 112.5% of the aggregate purchase amount for such GHS Purchase divided by the Purchase Price per share for such GHS Purchase, against payment by GHS to the Company of the purchase amount with respect to such Purchase (less documented deposit and clearing fees, if any), as full payment for such GHS Purchase Shares via wire transfer of immediately available funds.

If there are any default events, as set forth in the GHS Purchase Agreement, has occurred and is continuing, the Company shall not deliver to GHS any Purchase Notice.

Further, pursuant to the terms of the GHS 2023 Purchase Agreement, from May 9, 2023 until the date that is the later of (i) the closing of the transactions whereby Yotta Merger Sub, Inc. will merge with and into the Company, with the Company as the surviving company (the “Merger”); and (ii) the 12 month anniversary of the initial closing pursuant to the Section 2(a) of GHS Purchase Agreement, upon any issuance by the Company or any of its subsidiaries of Common Stock or Common Stock equivalents for cash consideration, indebtedness or a combination of units thereof (a “Subsequent Financing”), GHS shall have the right to participate in any financing, up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing (the “Participation Maximum”) on the same terms, conditions and price provided for in the Subsequent Financing. Following the Merger, the Participation Maximum shall be 50% of the Subsequent Financing.

In the three months ended June 30, 2023, the Company sold 28,205,605 shares of common stock at a net amount of approximately $923,000, at share prices ranging from $0.03 to $0.04 related to the GHS 2023 Purchase Agreement.

Common Shares Issued to Consultants

On December 4, 2023, 40,000,000 shares of common stock were issued to a consultant under an Independent Consulting Agreement. The shares are a non-refundable retainer on behalf of their consulting services for one year of services. The shares had a fair value of $600,000, based on the market price of $0.015 on the grant date, recognized as consulting services in the nine months ended December 31, 2023.

On June 19, 2023, 100,000 shares of common stock were issued to a consultant. The shares had a fair value of $4,700, based on the market price of $0.047 on the grant date.

On August 1, 2022, the Company issued 250,000 shares of common stock to a consultant per the terms of an agreement from June 2021, to be issued upon the approval of a patent.

Common Stock Issued in Relation to Business Agreement

As of June 22, 2022, 250,000 common shares were issued in relation to a trial distribution agreement entered into with a consultant who was to introduce the Company to customers. Additionally, the consultant was also to assist the Company in the set-up of ancillary materials used or useful in the delivery of live shrimp, including installation of necessary equipment and facilities, logistical support, training of staff and packaging necessary for shipment of live shrimp. After the result of the trial period, the parties could have, but decided not to, negotiate and execute a long-term distribution agreement. The shares will be paid for by the Company withholding sufficient profits from the sale of the live shrimp to the customers introduced by the consultant.

Common Shares Issued to Employees

In February and March 2024, the Company issued 700,000 shares of common stock to four employees for a bonus compensation, with a total fair value of $8,100, based on the market price of $0.010 to $0.012 on the grant dates.

On October 10, 2023, a new employee was issued 50,000 shares of common stock as a signing bonus with a total fair value of $1,100, based on the market price of $0.02250 on the grant date.